OTHER EQUITY AND RESERVES	12 Months Ended
Dec. 31, 2019
Other reserves [abstract]
OTHER EQUITY AND RESERVES
29	OTHER EQUITY AND RESERVES

	2019	2018
	US$’000	US$’000

Treasury share s	(1,993)	-
Share compensation reserve	4,520	1,364
Hedging reserve	173	(867)
Translation reserve	(2,522)	(3,283)
Merger reserve	(18,354)	(18,354)
	(18,176)	(21,140)

Treasury share
s

	Number of shares	Treasury Share
		US$’000

Balance at 1 January 2018 and 2019	-	-
Acquisition of shares	299,641	1,993
Balance at 31 December 2019	299,641	1,993

On May 29, 2019, shareholders granted the board of directors’ with the authority to repurchase shares of the company. The repurchase authority expires at the next Annual General Meeting, unless renewed, and may be suspended or terminated by the company at any time without prior notice. The company has acquired ordinary shares in the open market on NASDAQ and the JSE over the period from the end of the second fiscal quarter through to end of the year. These shares may be re-issued, including for the purpose of issuing shares under the Group’s forfeitable share plan. See share compensation reserve for further information. Shares issued out of treasury shares are accounted for on a first in first out basis.

Share compensation reserve

	2019	2018
	US$’000	US$’000

Balance at 1 January	1,364	-
Share-based payments expenses	3,156	1,364
Balance at 31 December	4,520	1,364

The Group operates the 2018 FSP, in which certain employees of the company and its subsidiaries participate. On 31 July 2018, the Group granted the participating employees entitlements to be settled with a specified number of ordinary shares in the company (‘Awards”) which shares will be allotted and issued in 3 equal tranches over a period of 3 years commencing on 1 March 2020. This is subject to the condition that the participating employee remains employed during the vesting period relevant to each tranche.

A participant has no ownership rights (such as rights to dividends and voting) in the ordinary shares subject to the Award until such right has vested and the ordinary shares have been registered in the participant’s name. The Award is subject to the risk of forfeiture until the vesting date should the participating employee no longer be employed for the period ending on the vesting date. However, the participating employee may be settled with all or a portion of the Award as determined by the rules of the 2018 FSP depending on the reasons for termination of his employment prior to the vesting date, and, in the case of retirement or termination for a reason not specifically set out in the 2018 FSP prior to the vesting date, subject to the discretion of the Compensation and Nomination Committee. The vesting of the ordinary shares is not subject to any performance-related conditions. The Group may utilise treasury shares or issue new ordinary shares when settling shares upon a participating employee. The employee is not required to make any payment for the ordinary shares settled upon him or her but is liable for taxation thereon.

At any time, the aggregate number of ordinary shares of the company may be granted under Awards that have not vested shall not exceed 5% of the ordinary shares in issue (excluding treasury shares) on the day preceding the Award. The 2018 FSP was adopted on 4 May 2018. On the date of adoption of the 2018 FSP, the company’s issued share capital comprised 1 ordinary share and accordingly no Awards could be granted thereunder. On 18 June 2018 the company’s share capital increased from 1 ordinary share to 19,063,833 ordinary shares, and from the following day the maximum number of ordinary shares that could have been granted was 953,191. Since 18 June 2018 there has been no change to the company’s share capital and as accordingly at 31 December 2019, the issued share capital of the company comprised 19,063,833 ordinary shares. As at 31 December 2019, 728,000 ordinary shares were subject to Awards that had not been forfeited or vested and the maximum number of ordinary shares in respect of which further Awards could have been granted under the 2018 FSP was 210,209.

Details of the share awards outstanding during the year are as follows:

	Number of share awards	Fair value at grant date

Granted during 2018, representing outstanding at 31 December 2018	743,000	US$	10.18
Forfeited during the year	(15,000)	US$	10.18
Outstanding at 31 December 2019	728,000	US$	10.18

The fair value at grant date is determined based on the share price on the date of the grant. The Group recognised total expenses during the year of $3,156,000 relating to the 2018 FSP (2018: $2,294,000 of which, $1,364,000 relates to the 2018 FSP and $933,000 relates to forfeitable share plan previously operated by Grindrod Limited).

Hedging reserve

The hedging reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge recognised in OCI and accumulated in hedging reserve is reclassified to profit or loss when the hedged transaction impacts the profit or loss, or is included as a basis adjustment to the non-financial hedged item, consistent with the applicable accounting policy.

Translation reserve

Exchange differences relating to the translation from the functional currencies of the Group’s foreign subsidiaries into United States dollars are brought to account by recognising those exchange differences in OCI and accumulating them in a separate component of equity under the header of translation reserve. Gains and losses on hedging instruments that are designated as hedges of net investments in foreign operations are also recognised in OCI and accumulated in a separate component of equity under the header of translation reserve.

Merger reserve

This represents the residual differences between the ‘Parent invested capital’ and the Company’s ‘share capital’ as a result of the Spin-off (Note 2.2).